Income Taxes (Details) - Schedule of Income Taxes Expenses Computed at the Hong Kong Statutory Tax Rate - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Taxes Expenses Computed at the Hong Kong Statutory Tax Rate [Abstract]
Net loss before tax	$ (4,340,975)	$ (11,525,102)	$ (27,114,293)
Provision for income taxes at Hong Kong statutory income tax rate (16.5%)	(716,261)	(1,901,642)	(4,473,859)
Impact of different tax rates in other jurisdictions	(16,272)	(263,787)	(214,135)
Non-taxable income	(1,071,774)	(907,495)	(716,628)
Non-deductible expenses	98,704		1,992,463
Change in valuation allowance	1,705,603	3,072,924	3,412,159
Effective income tax expense